UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22040

Name of Fund:   MLP & Strategic Equity Fund Inc. (MTP)

Fund Address:   4 World Financial Center, 6th Floor, New York, NY 10080

Name and address of agent for service: Justin C. Ferri, Chief Executive Officer, MLP & Strategic

Equity Fund Inc., 4 World Financial Center, 6th Floor, New York, NY 10080

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2009 – 06/30/2010

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22040
Reporting Period: 07/01/2009 - 06/30/2010
MLP & Strategic Equity Fund Inc.

======================= MLP & Strategic Equity Fund Inc. =======================

ALLIANCE RESOURCE PARTNERS, L.P.

Ticker:       ARLP           Security ID:  01877R108
Meeting Date: OCT 23, 2009   Meeting Type: Written Consent
Record Date:  SEP 15, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Omnibus Stock Plan                For       For          Management

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ATLAS ENERGY RESOURCES, LLC

Ticker:       ATN            Security ID:  049303100
Meeting Date: SEP 25, 2009   Meeting Type: Special
Record Date:  AUG 18, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management

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COPANO ENERGY, L.L.C.

Ticker:       CPNO           Security ID:  217202100
Meeting Date: MAY 11, 2010   Meeting Type: Annual
Record Date:  MAR 15, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director James G. Crump           For       For          Management
1.2   Elect Director Ernie L. Danner          For       For          Management
1.3   Elect Director Scott A. Griffiths       For       For          Management
1.4   Elect Director Michael L. Johnson       For       For          Management
1.5   Elect Director R. Bruce Northcutt       For       For          Management
1.6   Elect Director T. William Porter        For       For          Management
1.7   Elect Director William L. Thacker       For       For          Management
2     Ratify Auditors                         For       For          Management

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GLOBAL PARTNERS LP

Ticker:       GLP            Security ID:  37946R109
Meeting Date: DEC 9, 2009    Meeting Type: Special
Record Date:  NOV 5, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Partnership Agreement             For       For          Management

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MAGELLAN MIDSTREAM HOLDINGS, L.P.

Ticker:       MGG            Security ID:  55907R108
Meeting Date: SEP 25, 2009   Meeting Type: Special
Record Date:  JUL 27, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Restructuring Plan              For       For          Management
2     Approve Fifth Amended and Restated      For       For          Management
      Agreement of Limited Partnership
3     Approve Contributions                   For       For          Management
4     Approve Plan of Liquidation             For       For          Management
5     Adjourn Meeting                         For       For          Management

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MAGELLAN MIDSTREAM PARTNERS LP

Ticker:       MMP            Security ID:  559080106
Meeting Date: SEP 25, 2009   Meeting Type: Special
Record Date:  JUL 27, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Restructuring Plan (DO NOT      For       For          Management
      ADVANCE)
2     Approve Fifth Amended and Restated      For       For          Management
      Agreement of Limited Partnership
3     Adjourn Meeting                         For       For          Management

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MAGELLAN MIDSTREAM PARTNERS, L.P.

Ticker:       MMP            Security ID:  559080106
Meeting Date: APR 21, 2010   Meeting Type: Annual
Record Date:  FEB 22, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Walter R. Arnheim        For       For          Management
1.2   Elect Director Patrick C. Eilers        For       For          Management
1.3   Elect Director Barry R. Pearl           For       For          Management

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NUSTAR GP HOLDINGS, LLC

Ticker:       NSH            Security ID:  67059L102
Meeting Date: APR 29, 2010   Meeting Type: Annual
Record Date:  MAR 5, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director William E. Greehey       For       For          Management
2     Elect Director Stan L. McLelland        For       For          Management
3     Ratify Auditors                         For       For          Management

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SUBURBAN PROPANE PARTNERS, L.P.

Ticker:       SPH            Security ID:  864482104
Meeting Date: JUL 22, 2009   Meeting Type: Annual
Record Date:  MAY 26, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Director Harold R. Logan, Jr.           For       For          Management
1.2   Director John Hoyt Stookey              For       For          Management
1.3   Director Dudley C. Mecum                For       For          Management
1.4   Director John D. Collins                For       For          Management
1.5   Director Jane Swift                     For       For          Management
1.6   Director Michael J. Dunn, Jr.           For       For          Management
2     Approve Restricted Stock Plan           For       For          Management
3     Adjourn Meeting                         For       For          Management

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TEPPCO PARTNERS - LP

Ticker:       TPP            Security ID:  872384102
Meeting Date: OCT 23, 2009   Meeting Type: Special
Record Date:  AUG 31, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MLP & Strategic Equity Fund Inc.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer of
MLP & Strategic Equity Fund Inc.

Date:	August 24, 2010